Operating Leases and Obligations Related to Finance Leases - Operating Leases (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) ExtensionOption contract vessel	Dec. 31, 2020 USD ($) contract vessel	Dec. 31, 2019 USD ($) vessel contract	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	8 months 12 days	8 months 12 days	1 year 2 months 12 days
Lease Commitment
2020	$ 10,300	$ 10,300	$ 34,700
2021	$ 3,300	$ 3,300	$ 5,900
Number of time-charter contracts | contract		5	4
Operating Lease, Weighted Average Discount Rate, Percent	4.49%	4.49%	5.55%
Lessee, Operating Lease, Term of Contract	1 year	1 year
Charter Contract Extension, Period	1 year	1 year
Operating lease right-of-use assets (notes 2, 10 and 19)	$ 2,529	$ 2,529	$ 19,560
Number of extension options | ExtensionOption	3
Lessee, Operating Lease, Liability, Payments, Due Year Three	$ 6,800	6,800
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,800	6,800
Lessee, Operating Lease, Liability, Payments, Due Year Five	6,800	6,800
Lessee, Operating Lease, Liability, Payments, Due after Year Five	$ 25,000	25,000
Time-charter hire expenses (note 10)		$ 36,341	$ 43,189	$ 19,538
Number of Time Charters with Option to Extend | contract	3	3
LR2 Tankers [Member]
Lease Commitment
Number of vessels chartered in | vessel			2
Operating lease right-of-use assets (notes 2, 10 and 19)			$ 14,700
Aframax Tanker
Lease Commitment
Number of vessels chartered in | vessel	1	1	1
Lessee, Operating Lease, Term of Contract	7 years	7 years
Operating lease right-of-use assets (notes 2, 10 and 19)			$ 7,800
Ship-to-ship Support Vessel [Member]
Lease Commitment
Number of vessels chartered in | vessel		1
Lessee, Operating Lease, Term of Contract	24 months	24 months
Operating lease right-of-use assets (notes 2, 10 and 19)	$ 800	$ 800
LR2 and Aframax Vessels
Lease Commitment
Lessee, Operating Lease, Term of Contract			24 months
Lease [Member]
Lease Commitment
Time-charter hire expenses (note 10)		16,000	$ 14,100
Lease and Non-lease
Lease Commitment
Time-charter hire expenses (note 10)		30,000	25,200
Non-lease Component [Member]
Lease Commitment
Time-charter hire expenses (note 10)		14,000	11,100
Short Term Lease less than 1 year [Member]
Lease Commitment
Time-charter hire expenses (note 10)		6,300	$ 18,000
Long-Term Lease
Lease Commitment
2020	3,744	3,744
2021	319	319
Total payments	4,063	4,063
Less: imputed interest	(63)	(63)
Carrying value of operating lease liabilities	4,000	4,000
Long-Term Non-lease
Lease Commitment
2020	4,235	4,235
2021	1,226	1,226
Total payments	5,461	5,461
Long-Term Lease and Non-lease
Lease Commitment
2020	7,979	7,979
2021	1,545	1,545
Total payments	$ 9,524	$ 9,524